Average Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant)	Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Global Small Cap ex US Index Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.81%)	(4.22%)
Five Years	6.09%	6.49%
Since Inception	13.98%	14.86%